Loss Per Share - Schedule of Numerator and Denominator of the Basic and Diluted Net Loss Per Share (Details) - Loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator (USD in thousands):
Net income (loss) for the year attributable to Xylo Technologies (in Dollars)	$ (6,027)	$ (16,025)	$ (9,815)
Denominator (in thousands):
Weighted average number of ordinary shares used for basic loss per share calculation (in Shares)	29,756	25,292	24,385
Weighted average number of ordinary shares used for diluted loss per share calculation (in Shares)	29,756	25,292	24,385
Net loss per share attributable to Xylo Technologies (USD):
Basic	$ (0.2)	$ (0.63)	$ (0.4)
Diluted	$ (0.2)	$ (0.63)	$ (0.4)